Vanguard Explorer Value™ Fund

Supplement Dated July 1, 2025, to the Prospectus and Summary Prospectus Dated December 20, 2024

Important Changes to Vanguard Explorer Value Fund (the Fund)

Effective today, Emmanuel Franjul replaces William A. Teichner as a co-portfolio manager of the Frontier Capital Management Co., LLC (Frontier Capital) portion of the Fund. Mr. Franjul joins Rushan Jiang, who will continue to serve as a co-portfolio manager of the Frontier Capital portion of the Fund.

The Fund’s investment objective, strategies, and policies remain unchanged.

Prospectus Text Changes

The following replaces William A. Teichner under the heading “Investment Advisors” in the Fund Summary section:

Emmanuel Franjul, Partner and Portfolio Manager of Frontier Capital. He has co-managed a portion of the Fund since July 2025.

The following replaces William A. Teichner under the heading “Investment Advisors” in the More on the Fund section:

Emmanuel Franjul, Partner and Portfolio Manager of Frontier Capital. He has worked in investment management since joining Frontier Capital in 2011, has managed investment portfolios since 2024, and has co-managed a portion of the Fund since July 2025. Education: B.S. and M.B.A., Cornell University.

© 2025 The Vanguard Group, Inc. All rights reserved.	PS 1690B 072025
Vanguard Marketing Corporation, Distributor.

Vanguard Scottsdale Funds

Supplement Dated July 1, 2025, to the Statement of Additional Information Dated March 4, 2025

Important Changes to Vanguard Explorer Value™ Fund (the Fund)

Effective today, Emmanuel Franjul replaces William A. Teichner as a co-portfolio manager of the Frontier Capital Management Co., LLC (Frontier Capital) portion of the Fund. Mr. Franjul joins Rushan Jiang, who will continue to serve as a co-portfolio manager of the Frontier Capital portion of the Fund.

The Fund’s investment objective, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the Investment Advisory and Other Services section, the following text and table replace the information for Mr. Teichner under the subheading “1. Other Accounts Managed” on page B-70:

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Emmanuel Franjul1	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	2	$147.2M	0	$0
	Other accounts	21	$1.9B	0	$0

1 Information provided as of May 31, 2025.

Within the same section, the following text replaces the information for Mr. Teichner under the subheading “4. Ownership of Securities” on page B-70:

As of May 31, 2025, Mr. Franjul did not own any shares of the Fund.

© 2025 The Vanguard Group, Inc. All rights reserved.	SAI 1690B 072025
Vanguard Marketing Corporation, Distributor.